Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary Of Net Deferred Tax Assets
The Company’s net deferred tax assets at December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Deferred tax asset
Start-up/organization costs	$1,560,694	$311,152
Net operating loss carryforwards	—	39,195

Total deferred tax assets	1,560,694	350,347
Valuation allowance	(1,560,694)	(350,347)

Deferred tax assets, net of allowance	$—	$—

Summary Of Income Tax Provision
The income tax provision for the years ended December 31, 2022 and 2021 consists of the following:

	Years Ended December 31,
	2022	2021
Current
Federal	$757,069	$—
State	—	—
Deferred
Federal	(1,210,347)	(349,999)
State	—	—
Change in valuation allowance	1,210,347	349,999

Income tax provision	$757,069	$—

Summary Of Reconciliation Of The Federal Income Tax Rate(Benefit) And Effective Tax Rate(Benefit)
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	Years Ended December 31,
	2022	2021
Income tax at statutory rate	21.0%	21.0%
Change in valuation allowance	(66.0)%	8.2%
Fair value of warrant adjustment	3.7%	(29.2)%

Income tax expense	(41.3)%	0.0%